United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/09

Date of Reporting Period: Quarter ended 9/30/09

Item 1.	Schedule of Investments

High Yield Bond Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 96.9%
		Aerospace / Defense – 2.8%
$3,950,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	3,831,500
5,525,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	4,696,250
2,875,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,228,125
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	1,383,750
2,625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,657,813
6,025,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	6,130,437
5,225,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	5,225,000
3,700,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,755,500
3,300,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	2,623,500
1,947,874	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	1,490,124
4,925,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	4,912,687
1,425,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 7/15/2014	1,410,750
		TOTAL	40,345,436
		Automotive – 3.0%
300,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	324,000
3,025,000	[3,4]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	468,875
3,675,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.26%, 1/13/2012	3,312,094
12,150,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	11,807,601
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,369,315
2,350,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,261,342
6,650,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	6,748,021
6,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	5,622,773
12,700,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	1,968,500
3,575,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	3,369,438
7,075,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	5,713,062
		TOTAL	42,965,021
		Building Materials – 0.6%
300,000	[1,2]	Interface, Inc., Sr. Secd. Note, 11.375%, 11/1/2013	327,000
2,325,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	2,220,375
1,675,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	1,716,875
2,475,000	[3,4]	Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	1,720,125
2,000,000	[3,4]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	100,000
2,700,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	2,389,500
275,000	[1,2]	USG Corp., Company Guarantee, Series 144A, 9.75%, 8/1/2014	288,750
		TOTAL	8,762,625
		Chemicals – 3.1%
925,000	[1,2]	Airgas, Inc., Company Guarantee, 7.125%, 10/1/2018	956,219
2,675,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	2,868,937
4,450,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4,694,750
1,750,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	1,778,438
4,400,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	3,806,000
4,025,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	3,441,375
1,450,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,457,250

$2,025,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	2,040,188
2,094,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	2,172,525
3,250,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	3,468,816
1,400,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	1,452,500
271,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	272,355
550,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	580,250
9,625,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	9,937,812
3,475,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,640,062
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	790,511
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	955,511
		TOTAL	44,313,499
		Construction Machinery – 0.5%
5,750,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	5,577,500
1,575,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,701,000
		TOTAL	7,278,500
		Consumer Products – 5.5%
6,175,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	5,958,875
1,115,637		AAC Group Holding Corp., Sr. Deb., 16.75%, 10/1/2012	697,273
975,000	[1,2]	Acco Brands Corp., Sr. Secd. Note, Series 144A, 10.625%, 3/15/2015	1,023,750
4,806,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	4,806,000
6,350,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	6,453,187
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,211,000
1,950,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,008,500
3,975,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	4,134,000
8,875,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	8,930,469
1,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	1,269,916
6,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	6,236,344
2,275,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,519,563
7,475,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	6,951,750
3,550,000		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	3,390,250
3,200,000	[1,3,4]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	24,000
16,375,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	16,743,437
		TOTAL	79,358,314
		Energy – 4.2%
3,800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,002,000
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,163,500
10,475,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	9,977,437
1,325,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,323,344
2,925,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,093,188
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,650,000
4,025,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	4,014,937
3,900,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	3,568,500
4,875,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,582,500
700,000	[1,2]	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	708,750
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,583,750
2,450,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	2,652,125
700,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	658,875

$4,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	3,751,500
2,000,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,919,108
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,149,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,970,000
3,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	3,117,187
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,588,438
1,750,000	[1,2]	Sandridge Energy, Inc., 9.875%, 5/15/2016	1,833,125
2,375,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	2,297,813
1,950,000		Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	1,979,250
		TOTAL	60,584,327
		Entertainment – 1.2%
5,850,000	[1,2]	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	6,076,687
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
1,050,000	[1,2]	Regal Cinemas, Inc., Company Guarantee, Series 144A, 8.625%, 7/15/2019	1,092,000
6,400,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	6,464,000
4,400,000		Universal City Florida Holding Co., Floating Rate Note, 5.233%, 5/1/2010	4,323,000
		TOTAL	17,955,687
		Environmental – 0.5%
4,400,000		Allied Waste North America, Inc., Sr. Note, 7.25%, 3/15/2015	4,598,000
1,625,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,989,609
		TOTAL	6,587,609
		Financial Institutions – 3.3%
3,150,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	3,047,625
4,400,000	[1,2]	General Motors Acceptance Corp. LLC, Note, 7.00%, 2/1/2012	4,136,000
22,637,000	[1,2]	General Motors Acceptance Corp. LLC, Note, Series 144A, 6.875%, 9/15/2011	21,618,335
2,717,000	[1,2]	General Motors Acceptance Corp. LLC, Note, Series 144A, 8.00%, 11/1/2031	2,214,355
5,475,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,721,375
10,075,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	8,765,250
4,300,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,902,500
		TOTAL	48,405,440
		Food & Beverage – 5.7%
1,950,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	1,901,250
11,950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	12,114,312
2,250,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.983%, 2/1/2015	1,963,125
4,125,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,197,188
330,714		B&G Foods, Inc., Company Guarantee, Sr. Sub. Note, 12.00%, 10/30/2016	2,520,040
4,050,000		Constellation Brands, Inc., 8.375%, 12/15/2014	4,242,375
2,325,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	2,325,000
775,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	775,000
6,300,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	6,032,250
2,150,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	2,133,875
1,050,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	1,084,125
500,000	[1,2]	Del Monte Corp., Sr. Sub. Note, Series 144A, 7.50%, 10/15/2019	507,500
5,725,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,839,500
3,150,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	3,252,375
1,000,000	[3,4]	Pilgrim's Pride Corp., 7.625%, 5/1/2015	1,095,000
5,000,000	[3,4]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	5,512,500

$4,325,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	4,411,500
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	4,823,375
7,325,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	5,658,562
3,275,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,931,125
4,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,723,750
1,925,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	2,030,875
3,300,000		Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	3,753,750
		TOTAL	82,828,352
		Gaming – 6.2%
5,125,000	[1,2]	American Casino & Entertainment, Sr. Secd. Note, Series 144A, 11.00%, 6/15/2014	4,586,875
6,825,000	[1,2]	Ameristar Casinos, Inc., Sr. Unsecd. Note, 9.25%, 6/1/2014	7,115,062
4,025,000	[1,2,3,4]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	130,813
5,050,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	5,024,750
5,325,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	5,085,375
3,400,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	3,510,500
2,425,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, Series 144A, 11.25%, 6/1/2017	2,461,375
3,300,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	134,063
7,225,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	4,298,875
657,028	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	279,237
5,675,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	5,199,719
525,000	[1,2]	MGM Mirage, 10.375%, 5/15/2014	563,062
10,200,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	8,058,000
1,250,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	975,000
3,175,000		MGM Mirage, Sr. Note, 8.50%, 9/15/2010	3,167,062
1,050,000	[1,2]	MGM Mirage, Sr. Secd. Note, 11.125%, 11/15/2017	1,152,375
1,250,000	[1,2]	MGM Mirage, Sr. Secd. Note, 13.00%, 11/15/2013	1,437,500
1,075,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	999,750
4,000,000	[1,2]	MGM Mirage, Sr. Unsecd. Note, Series 144A, 11.375%, 3/1/2018	3,780,000
3,000,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	3,015,000
3,825,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, Series 144A, 10.75%, 8/15/2017	3,863,250
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,898,125
1,200,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 8/15/2019	1,209,000
4,100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	3,977,000
5,275,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	3,824,375
3,900,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	3,529,500
6,025,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	5,844,250
2,200,000	[1,2]	Yonkers Racing Corp., 11.375%, 7/15/2016	2,299,000
		TOTAL	89,418,893
		Health Care – 9.6%
5,600,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	5,950,000
4,475,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	4,296,000
4,950,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	5,209,875
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,470,125
400,000	[1,2]	Bio Rad Laboratories, Inc., Sr. Sub., Series 144A, 8.00%, 9/15/2016	416,000
600,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	640,500
13,050,000		Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	14,289,750
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	3,912,750

$1,800,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,971,000
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,278,350
21,990,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	22,924,575
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	10,906,531
2,450,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	2,376,500
4,250,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	4,234,063
5,675,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	5,433,812
525,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	507,938
4,975,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,800,875
1,225,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	1,157,625
6,875,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	6,565,625
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.635%, 6/1/2015	1,513,188
4,725,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	4,654,125
9,575,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK 11.25%, 7/15/2015	8,785,062
3,000,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	3,135,000
5,350,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	5,483,750
3,975,000		Ventas Realty LP, 6.50%, 6/1/2016	3,875,625
1,525,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,486,875
1,400,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,379,000
884,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	881,790
7,575,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	7,234,125
		TOTAL	139,770,434
		Industrial—Other – 5.0%
5,300,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	5,061,500
1,950,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,794,000
4,200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	1,690,500
2,500,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	2,550,000
1,000,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,045,000
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,661,719
750,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.174%, 12/15/2013	678,750
3,750,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	3,693,750
9,500,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	10,592,500
1,850,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.972%, 4/1/2015	1,632,625
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,362,875
2,025,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	2,050,313
4,475,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	4,407,875
5,750,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	5,577,500
2,750,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	2,409,687
4,150,000	[1,2]	Reliance Intermediate Holdings LP, 9.50%, 12/15/2019	4,118,875
5,175,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	5,239,687
5,350,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	5,323,250
2,900,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,965,250
		TOTAL	72,855,656
		Lodging – 1.0%
4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	4,151,062
150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	142,875
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,098,250

$3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	3,101,563
3,525,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	3,375,187
2,650,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	2,464,500
		TOTAL	14,333,437
		Media—Cable – 1.9%
1,200,000	[1,2]	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	1,266,000
1,400,000		CSC Holdings, Inc., Sr. Unsecd. Note, 7.875%, 2/15/2018	1,435,000
2,250,000	[3,4]	Charter Communications Holdings II, 8.75%, 11/15/2013	2,295,000
5,650,000	[3,4]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	6,384,500
6,375,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	6,741,562
1,225,000		Videotron Ltee, Company Guarantee, Series WI, 9.125%, 4/15/2018	1,332,188
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,872,000
5,750,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	6,080,625
		TOTAL	27,406,875
		Media—Non-Cable – 8.3%
3,446,823	[3,4]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,395,963
900,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	625,500
925,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	941,188
4,564,000	[3,4]	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	832,930
1,925,000	[3,4]	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	336,875
8,550,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	8,336,250
5,350,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	3,424,000
5,200,000	[3,4]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	260,000
16,675,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	17,925,625
13,625,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	13,659,062
4,925,000	[1,2]	Interpublic Group Cos., Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2017	5,343,625
425,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	462,188
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,530,000
2,825,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,793,219
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	3,174,000
7,950,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	5,763,750
5,183,437	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	1,814,203
4,666,722		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	2,356,695
2,275,000	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK 0.5/7.00%, 1/15/2014	1,148,875
2,900,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	2,298,250
3,775,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	3,982,625
5,100,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	5,406,000
2,675,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	2,695,062
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,686,500
3,100,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	3,084,500
2,600,000	[3,4]	R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	162,500
5,700,000	[3,4]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	356,250
2,700,000	[3,4]	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	168,750
7,058,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	7,463,835
7,225,000	[3,4]	Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	144,500
8,975,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	7,987,750
4,973,062	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	3,854,123

$725,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	783,000
4,650,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,284,562
3,900,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	3,841,500
1,075,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	1,128,750
		TOTAL	120,452,405
		Metals & Mining – 1.2%
1,825,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	2,008
2,325,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	2,557
5,475,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	5,832,151
1,775,000		Teck Cominco Ltd., Sr. Secd. Note, 10.75%, 5/15/2019	2,072,312
6,225,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	7,065,375
1,450,000		Teck Resources Ltd., Sr. Secd. Note, 9.75%, 5/15/2014	1,602,250
		TOTAL	16,576,653
		Packaging – 2.0%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,797,437
5,000,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	4,787,500
7,125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	7,285,312
2,075,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	2,106,125
675,000	[1,2]	Greif, Inc., Sr. Note, 7.75%, 8/1/2019	698,625
1,325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	1,351,500
6,300,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	6,473,250
520,679	[1,3,4,5]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	24,159
1,025,000	[1,2]	Sealed Air Corp., Sr. Note, 7.875%, 6/15/2017	1,082,598
675,000	[1,2]	Solo Cup Co., Sr. Secd. Note, 10.50%, 11/1/2013	718,875
		TOTAL	28,325,381
		Paper – 2.4%
1,000,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,086,250
9,175,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	9,564,937
375,000	[1,2]	Graphic Packaging International Corp., 9.50%, 6/15/2017	400,313
9,525,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	9,858,375
3,250,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	2,161,250
2,050,000	[1,2]	NewPage Corp., Sr. Secd. Note, Series 144A, 11.375%, 12/31/2014	2,024,375
4,625,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	2,185,313
3,625,000		Rock-Tenn Co., 9.25%, 3/15/2016	3,896,875
2,675,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	2,894,299
1,000,000	[1,2]	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	1,030,000
		TOTAL	35,101,987
		Restaurants – 0.9%
3,725,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	3,752,938
6,000,000		NPC International, Inc., 9.50%, 5/1/2014	6,030,000
4,675,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.799%, 3/15/2014	3,786,750
		TOTAL	13,569,688
		Retailers – 4.7%
1,625,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,651,406
8,125,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	9,181,250
8,625,000		General Nutrition Center, Company Guarantee, 5.178%, 3/15/2014	7,676,250
6,025,000	[1,2]	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	6,313,369

$650,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	506,280
800,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	635,115
1,350,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	1,072,121
1,125,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	893,528
3,575,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	2,091,375
3,400,000	[1,2]	Nebraska Book Co., Inc., Sr. Secd. Note, Series 144A, 10.00%, 12/1/2011	3,391,500
9,300,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	8,207,250
1,575,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,409,625
7,125,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	7,463,438
3,175,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	3,000,375
6,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	5,857,875
5,925,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	6,399,000
2,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,550,625
		TOTAL	68,300,382
		Services – 2.2%
6,150,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	5,542,688
8,375,000		KAR Holdings, Inc., 10.00%, 5/1/2015	8,458,750
325,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	323,375
8,175,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	8,154,562
10,025,000		West Corp., Sr. Note, 9.50%, 10/15/2014	9,874,625
		TOTAL	32,354,000
		Supermarkets – 0.2%
3,200,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	3,328,000
		Technology – 5.1%
5,125,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	4,612,500
7,315,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	6,857,812
5,750,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	5,340,313
4,249,968		Freescale Semiconductor, Inc., Company Guarantee, PIK 9.125%, 12/15/2014	2,953,728
4,925,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	3,792,250
2,375,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	1,653,594
5,400,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	5,130,000
5,950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	6,284,687
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	5,950,125
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.097%, 4/1/2012	1,134,860
5,075,000	[1,2]	Stream Global Services, Inc., Sr. Secd. Note, Series 144A, 11.25%, 10/1/2014	4,910,062
4,600,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	4,899,000
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,755,500
8,450,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	8,661,250
5,025,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	5,502,375
2,375,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,066,250
		TOTAL	73,504,306
		Textile – 0.3%
4,375,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	4,473,438
		Tobacco – 0.6%
1,000,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2016	1,037,500
3,700,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	3,838,750

$3,325,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,626,328
		TOTAL	8,502,578
		Transportation – 1.6%
5,800,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	5,191,000
600,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	582,762
4,125,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	4,186,875
4,800,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	5,016,000
2,900,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	3,349,500
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,588,750
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,220,156
2,225,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,074,813
		TOTAL	23,209,856
		Utility—Electric – 3.3%
7,750,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	6,645,625
7,875,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	6,930,000
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	1,008,000
725,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	551,000
1,496,201	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,367,673
2,550,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	2,639,250
5,600,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	5,516,000
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,188,250
5,475,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,310,750
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	5,026,254
12,875,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	9,334,375
2,175,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,576,875
		TOTAL	47,094,052
		Utility—Natural Gas – 3.6%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,414,875
6,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	6,174,000
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,198,991
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,649,788
5,975,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	5,497,000
2,450,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	2,474,500
1,150,000	[1,2]	Inergy LP, Company Guarantee, 8.75%, 3/1/2015	1,187,375
5,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,448,000
7,725,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	7,725,000
1,125,000	[1,2]	Regency Energy Partners LP, 9.375%, 6/1/2016	1,175,625
6,182,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	6,274,730
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,856,000
2,425,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	2,924,210
2,475,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	2,677,532
		TOTAL	51,677,626
		Wireless Communications – 5.5%
2,550,000		Centennial Communication Corp., Floating Rate Note — Sr. Note, 6.347%, 1/1/2013	2,499,000
1,300,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,326,000
2,921,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	3,056,096
1,050,000		Crown Castle International Corp., 9.00%, 1/15/2015	1,105,125

$975,000	[1,2]	Crown Castle International Corp., Sr. Secd. Note, 7.75%, 5/1/2017	1,014,000
4,350,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	4,872,000
8,225,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	7,690,375
2,540,299	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,387,881
2,200,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	2,244,000
8,875,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	9,119,062
2,575,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	2,645,813
9,250,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	8,348,125
4,525,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	4,672,063
17,100,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	15,390,000
1,775,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	1,775,000
7,325,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	6,574,187
4,875,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	5,520,938
		TOTAL	80,239,665
		Wireline Communications – 0.9%
7,475,000		Qwest Corp., Note, 8.875%, 3/15/2012	7,904,812
450,000	[1,2]	Qwest Corp., Sr. Note, 8.375%, 5/1/2016	468,000
1,025,000	[1,2]	SBA Communications, Corp., 8.00%, 8/15/2016	1,053,188
1,125,000	[1,2]	SBA Communications, Corp., 8.25%, 8/15/2019	1,164,375
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	2,078,467
800,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	822,000
		TOTAL	13,490,842
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,404,405,486)	1,403,370,964
		Common Stocks – 0.0%
		Consumer Products – 0.0%
1,003	[1,3,5]	Sleepmaster LLC	10
		Media—Cable – 0.0%
29,925		Virgin Media, Inc.	416,556
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	1,263
		Other – 0.0%
172	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging – 0.0%
5	[1,3,5]	Pliant Corp.	0
57,000	[1,3,5]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,789,148)	417,829
		Preferred Stock – 0.2%
		Financial Institution – 0.2%
4,843	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $1,470,039)	2,816,659
		warrant – 0.0%
1,800	[3]	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $363,600)	1,071

		mutual fund – 1.3%
19,214,607	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	$19,214,607
		TOTAL INVESTMENTS — 98.4% (IDENTIFIED COST $1,429,242,880)[8]	1,425,821,130
		OTHER ASSETS AND LIABILITIES - NET — 1.6%[9]	23,602,916
		TOTAL NET ASSETS — 100%	$1,449,424,046
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $350,090,326, which represented 24.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009 these liquid restricted securities amounted to $343,927,519, which represented 23.7% of total net assets.
  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 — 5/20/1998	$1,676,091	$0
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1/18/2007 — 5/12/2008	$4,175,594	$4,694,750
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006 — 1/2/2008	$2,334,293	$0
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 — 1/3/2008	$2,985,688	$134,063
Pliant Corp.	7/18/2006	$0	$0
Royal Oak Mines, Inc.	7/31/1998 — 2/24/1999	$6,392	$1,263
Russell Stanley Holdings, Inc.	11/9/2001	$0	$0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 — 5/15/2005	$2,846,964	$24,159
Sleepmaster LLC	12/23/2004	$0	$10
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004 — 8/23/2005	$3,113,063	$24,000
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004 — 1/3/2006	$4,561,563	$1,284,562
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	At September 30, 2009, the cost of investments for federal tax purposes was $1,418,172,167. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $7,648,963. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $110,550,265 and net unrealized depreciation from investments for those securities having an excess of cost over value of $102,901,302.
9	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Investment Valuation
  In calculating its net asset value (NAV), the Fund generally values investments as follows:
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
  Fair Valuation and Significant Events Procedures
  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,403,346,805	$24,159	$1,403,370,964
Equity Securities:
Domestic	416,556	2,816,659	10	3,233,225
International	—	—	1,263	1,263
Warrant	—	1,071	—	1,071
Mutual Fund	$19,214,607	$ —	$ —	$19,214,607
TOTAL SECURITIES	$19,631,163	$1,406,164,535	$25,432	$1,425,821,130
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bond Securities	Investments in Equity-Domestic Securities	Investments in Equity-International Securities
Balance as of January 1, 2009	$16,361,842	$2,112,210	$1,128
Change in unrealized appreciation (depreciation)	2,103,378	—	135
Net purchases (sales)	(118,112)	—	—
Realized gain (loss)	(2,121,391)	—	—
Transfers in and/or out of Level 3	(16,201,558)	(2,112,200)	—
Balance as of September 30, 2009	$24,159	$10	$1,263
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2009.	$(18,013)	$ —	$135
    The following acronym is used throughout this portfolio:
    PIK — Payment in Kind

  Federated Inflation-Protected Securities Core Fund

  Portfolio of Investments

  September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 97.1%
		Treasury Securities – 97.1%
$799,771		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	839,465
1,085,070		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,083,490
4,728,800		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	4,546,668
1,085,020		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	1,117,757
2,292,781		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	2,460,172
618,695		U.S. Treasury Inflation-Protected Note, 3.500%, 1/15/2011	644,796
485,148		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	516,455
1,085,070		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	1,126,791
1,281,504		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	1,365,052
2,364,400		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	2,389,581
653,666		U.S. Treasury Inflation-Protected Note, 0.875%, 4/15/2010	654,483
1,550,094		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	1,603,681
1,574,252		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,709,126
299,613		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	296,991
742,917		U.S. Treasury Inflation-Protected Note, 2.000%, 4/15/2012	769,830
2,088,766	[1]	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	2,087,108
		TOTAL U.S. TREASURY (IDENTIFIED COST $21,757,741)	23,211,446
		Mutual Fund – 2.5%
602,128	[2,3]	Government Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	602,128
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $22,359,869)[4]	23,813,574
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[5]	88,133
		TOTAL NET ASSETS — 100%	$23,901,707
    At September 30, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
6U.S. Treasury Bond 30 Year Short Futures	11	$1,335,125	December 2009	$(36,891)
6U.S Treasury Note 10 Year Short Futures	82	$9,702,906	December 2009	$(56,193)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(93,084)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net”.
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Affiliated company.
3	7-Day net yield.
4	At September 30, 2009, the cost of investments for federal tax purposes was $22,359,869. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,453,705. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,453,705.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.
    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.

    Investment Valuation
    In calculating its net asset value (NAV), the Fund generally values investments as follows:
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
    Fair Valuation and Significant Events Procedures
    The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
    The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
    The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  1

      The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$23,211,446	$ —	$23,211,446
Mutual Fund	602,128	—	—	602,128
TOTAL SECURITIES	$602,128	$23,211,446	$ —	$23,813,574
OTHER FINANCIAL INSTRUMENTS*	$(93,084)	$ —	$ —	$(93,084)
*	Other financial instruments include futures contracts.
    2

    Federated Mortgage Core Portfolio

    Portfolio of Investments

    September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 10.9%
		Federal Home Loan Mortgage Corporation – 4.4%
$17,440,150		REMIC 3144 FB, 0.593%, 4/15/2036	17,177,976
12,201,959		REMIC 3160 FD, 0.573%, 5/15/2036	12,006,876
7,095,167		REMIC 3175 FE, 0.553%, 6/15/2036	6,987,778
23,559,554		REMIC 3179 FP, 0.623%, 7/15/2036	23,305,740
3,469,308		REMIC 3206 FE, 0.643%, 8/15/2036	3,423,933
14,323,547		REMIC 3260 PF, 0.543%, 1/15/2037	14,066,020
10,504,831		REMIC 3296 YF, 0.643%, 3/15/2037	10,245,977
		TOTAL	87,214,300
		Federal National Mortgage Association – 3.7%
2,313,575		REMIC 2005-63 FC, 0.496%, 10/25/2031	2,266,624
13,094,283		REMIC 2006-104 FY, 0.586%, 11/25/2036	12,893,637
17,158,464		REMIC 2006-115 EF, 0.606%, 12/25/2036	16,843,537
3,695,018		REMIC 2006-43 FL, 0.646%, 6/25/2036	3,643,436
9,092,931		REMIC 2006-58 FP, 0.546%, 7/25/2036	8,942,798
15,413,303		REMIC 2006-81 FB, 0.596%, 9/25/2036	15,172,013
14,243,521		REMIC 2006-85 PF, 0.626%, 9/25/2036	13,953,744
		TOTAL	73,715,789
		Non-Agency Mortgage – 2.8%
6,525,189		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	6,311,733
6,452,071		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,866,933
13,022,847		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	10,789,319
6,958,381		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	6,679,203
13,321,142		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	11,149,905
5,568,111		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	4,611,283
12,791,497		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	10,171,481
		TOTAL	55,579,857
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $226,776,388)	216,509,946
		Mortgage-Backed Securities – 96.1%
		Federal Home Loan Mortgage Corporation – 51.0%
252,950,511	[1]	4.500%, 6/1/2019 — 11/1/2039	260,564,961
324,362,603	[1]	5.000%, 7/1/2019 — 10/1/2039	337,045,086
224,465,969		5.500%, 3/1/2021 — 12/1/2038	236,461,343
123,487,975	[1]	6.000%, 5/1/2014 — 10/1/2039	130,626,591
35,445,240		6.500%, 7/1/2014 — 7/1/2038	37,894,728
4,475,273		7.000%, 12/1/2011 — 9/1/2037	4,875,708
689,354		7.500%, 12/1/2022 — 5/1/2031	758,690
599,757		8.000%, 11/1/2009 — 3/1/2031	667,019
13,793		8.500%, 9/1/2025	15,421
32,306		9.000%, 5/1/2017	35,446
1,645		9.500%, 4/1/2021	1,895
		TOTAL	1,008,946,888

		Federal National Mortgage Association – 41.5%
$12,421,026	[1]	4.500%, 12/1/2019 — 10/1/2024	13,025,783
209,027,254	[1]	5.000%, 5/1/2023 — 11/1/2039	217,373,453
303,915,615		5.500%, 9/1/2014 — 10/1/2039	319,048,635
180,017,296		6.000%, 12/1/2013 — 10/1/2039	190,563,315
55,706,357		6.500%, 8/1/2014 — 10/1/2038	59,735,195
18,991,566		7.000%, 7/1/2010 — 6/1/2037	20,751,343
916,647		7.500%, 6/1/2011 — 6/1/2033	1,001,192
330,223		8.000%, 7/1/2023 — 3/1/2031	366,217
14,697		9.000%, 11/1/2021 — 6/1/2025	16,487
		TOTAL	821,881,620
		Government National Mortgage Association – 3.6%
49,730,192		5.000%, 5/20/2039 — 8/20/2039	51,548,452
4,781,753		5.500%, 12/20/2038	5,036,717
9,626,253		6.000%, 10/15/2028 — 6/15/2037	10,210,387
1,146,342		6.500%, 10/15/2028 — 2/15/2032	1,235,643
1,335,942		7.000%, 11/15/2027 — 2/15/2032	1,456,719
570,246		7.500%, 4/15/2029 — 1/15/2031	624,429
691,253		8.000%, 2/15/2010 — 11/15/2030	764,851
123,663		8.500%, 3/15/2022 — 11/15/2030	139,648
1,999		9.500%, 10/15/2020	2,293
187,385		12.000%, 4/15/2015 — 6/15/2015	215,792
		TOTAL	71,234,931
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,812,409,899)	1,902,063,439
		Mutual Fund – 7.8%
153,989,009	[2,3]	Government Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	153,989,009
		Repurchase Agreement – 0.2%
$4,259,000	[4]	Interest in $11,500,000 joint repurchase agreement 0.16%, dated 9/17/2009, under which Barclays Capital, Inc. will repurchase a security provided as collateral for $11,501,636 on 10/19/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 8/25/2019 and the market value of this underlying security was $11,730,731 (segregated pending settlement of dollar-roll transactions). (AT COST)	4,259,000
		TOTAL INVESTMENTS — 115.0% (IDENTIFIED COST $2,197,434,296)[5]	2,276,821,394
		OTHER ASSETS AND LIABILITIES - NET — (15.0)% [6]	(297,390,135)
		TOTAL NET ASSETS — 100%	$1,979,431,259
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Affiliated company.
3	7-Day net yield.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	At September 30, 2009, the cost of investments for federal tax purposes was $2,197,434,296. The net unrealized appreciation of investments for federal tax purposes was $79,387,098. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $90,396,346 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,009,248.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2009.
      Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
    1

      Investment Valuation
      In calculating its net asset value (NAV), the Fund generally values investments as follows:
      If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
      Fair Valuation and Significant Events Procedures
      The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
      The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
      The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    2

        The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$ —	$216,509,946	$ —	$216,509,946
Mortgage-Backed Securities	—	1,902,063,439	—	1,902,063,439
Mutual Fund	153,989,009	—	—	153,989,009
Repurchase Agreement	—	4,259,000	—	4,259,000
TOTAL SECURITIES	$153,989,009	$2,122,832,385	$ —	$2,276,821,394
        The following acronym is used throughout this portfolio:
        REMIC — Real Estate Mortgage Investment Conduit
      3

Item 2.	Controls and Procedures

      (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

      (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

      SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date	November 19, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JOHN B. FISHER
John B. Fisher
Principal Executive Officer

Date	November 19, 2009

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date	November 19, 2009